INCOME TAXES: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES:
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2026	$ 350
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2027	612
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2028	6,290
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2029	4,476
Tax benefits of foreign subsidiary tax loss carry forwards expiring in Year 2031	784
Effective income tax rate differs from the statutory rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net (as a percent)	1.00%	1.10%	1.20%
Exempt municipal bond interest (as a percent)	(0.40%)	(0.50%)	(0.50%)
Foreign tax rates (as a percent)	(2.00%)	(1.60%)	(0.40%)
Qualified domestic production activities deduction (as a percent)	(2.20%)	(3.10%)	(2.50%)
Tax credits receivable (as a percent)	(0.90%)	(0.90%)	(0.40%)
Adjustment of deferred tax balances (as a percent)	(1.10%)	(0.50%)	(1.70%)
Reserve for uncertain tax benefits (as a percent)	(0.70%)	(0.30%)	(0.60%)
Other, net (as a percent)	(0.70%)	0.70%	(2.20%)
Effective income tax rate (as a percent)	28.00%	29.90%	27.90%
Foreign subsidiaries' undistributed earnings	10,988	8,868
Estimated federal income tax liability on foreign subsidiaries' undistributed earnings (as a percent)	30.00%
Cash and short term investments held by foreign subsidiary	11,674	9,857
Portion of unrecognized tax benefits that, if recognized, would favorably affect annual effective income tax rate	3,539	4,306
Interest and penalties included in liability for uncertain tax positions	1,157	1,189
Reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	6,677	6,804	8,138
Increases in tax positions for the current year	1,163	727	320
Reductions in tax positions for lapse of statute of limitations	(867)	(854)	(668)
Reductions in tax positions relating to settlements with taxing authorities	(140)
Reductions in tax positions for effective settlements	(823)		(986)
Unrecognized tax benefits at the end of the period	$ 6,010	$ 6,677	$ 6,804